RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
Restricted net assets	$ 358,417
Restricted assets attributable to VIEs	159,658
Restricted assets attribute to PIC and Statutory reserves of WFOE	$ 198,759